Risk and sensitivity analysis - US, separate account balances (Details) - Jackson (US insurance operations) - Variable annuities - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	£ 113,015	£ 115,352
Equity mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	78,387	80,843
Bond mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	13,901	13,976
Balanced mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	19,903	19,852
Money market mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	£ 824	£ 681